Note 20 - Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Fair Values	Weighted Average Vesting Period (Years)
Outstanding and non-vested shares, as of January 1, 2012	4,294	$414.00	2.4
Forfeited (3), (5)	(1,151)	409.50	-
Vested (1), (2), (3), (4), (5)	(1,311)	373.50	-
Outstanding and non-vested shares, as of December 31, 2012	1,832	445.50	2.9
Granted (6)	39,541	285.85	0.8
Forfeited (3), (5)	(334)	359.03	-
Vested (1), (3), (5), (6)	(41,039)	292.27	-
Outstanding and non-vested shares, as of December 31, 2013	-	-	-
Outstanding and non-vested shares, as of December 31, 2014	-	$-	-